Stock-Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Dec. 18, 2019	Jul. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available for future option grants	5,478,728		5,478,728				5,478,728		3,478,728
Common shares available for future issuance	15,448,301		15,448,301				15,448,301		3,667,997
Number of options, granted							4,590,731		189,269
Weighted average exercise price, granted							$ 8.04		$ 4.12
Weighted average fair value at the grant date			$ 5.70				$ 3.02		$ 2.76
Remaining contractual term							9 years 6 months		9 years 7 months 20 days
Intrinsic value of options outstanding	$ 33,177,110		$ 33,177,110				$ 33,177,110		$ 707,130
Unrecognized equity-based compensation related to unvested stock options						$ 20,500,000			$ 491,574
Remaining weighted average service period for recognition						3 years 4 months 24 days			3 years 6 months 7 days
Share based compensation expense			$ 1,332,305	$ 11,074			$ 4,988,413	$ 12,398	$ 30,804
Stock options exercised							0
2019 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available for future option grants	5,478,728		5,478,728				5,478,728
Share based compensation, description	For grants of incentive stock options, if the grantee owns, or is deemed to own, 10% or more of the total voting power of the Company, then the exercise price shall be 110% of the fair market value of the Company's common shares on the date of grant and the option will have a five-year contractual term.
Common shares available for future issuance	5,500,000		5,500,000				5,500,000
Number of options, granted	21,272
Percentage of common stock outstanding each April 1st from 2020 to 2029	4.00%
Maximum number of shares issued	16,500,000		16,500,000				16,500,000
2018 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available for future option grants		3,667,997									4,768,396
Share based compensation, description		For grants of incentive stock options, if the grantee owns, or is deemed to own, 10% or more of the total voting power of the Company, then the exercise price shall be 110% of the fair market value of the Company's common shares on the date of grant and the option will have a ten-year contractual term.
Share based compensation, contractual term		Ten-year
Common shares available for future issuance									3,478,728
Share based compensation arrangement by share based payment award number of shares assumed and converted into options to purchase shares	4,188,301		4,188,301				4,188,301			4,408,287
Minimum [Member] | 2019 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, contractual term	Ten-year
Maximum [Member] | 2019 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, contractual term	Five-year
Roivant Sciences Ltd. (RSL) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense			$ 100,000	$ 200,000	$ 453,122		$ 100,000	$ 1,100,000	$ 1,277,460
Previously Reported [Member] | 2018 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available for future option grants		3,667,997